DEPOSITS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS
Deposits consist of the following at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Deposits on aircraft	$46,450	$40,300
Other deposits	406	516
Total deposits	$46,856	$40,816
Less current portion	(25,200)	(25,125)
Total deposits, non-current	$21,656	$15,691
Below is a breakdown of the deposits on aircraft as of March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Gulfstream aircraft deposits	$45,000	$39,000
Honda aircraft deposits	1,450	1,300
Total deposits on aircraft	46,450	$40,300
Less current portion	(25,200)	(25,050)
Total deposits on aircraft non-current	$21,250	$15,250
Gulfstream Aerospace, LP
In 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G 280 aircraft for total consideration of $79 million with expected delivery throughout fiscal year 2025.
NOTE 8 – DEPOSITS (CONTINUED)
During the three months ended March 31, 2024, the Company funded an additional amount of $6 million, of which $6 million was funded through the SAC Leasing G 280 line of credit. During the three months ended March 31, 2023, the Company funded $4.5 million pursuant to the terms of the executed purchase agreements, of which $3.0 million was funded through SAC leasing G 280 Line of credit and $1.5 million paid directly by the Company.
The Company funded an aggregate amount of $45 million and $39 million towards the acquisition price of the four Gulfstream G 280 aircraft in accordance with the scheduled payment terms of the agreements as of March 31, 2024, and December 31, 2023, respectively.
HondaJet
The Company entered into aircraft purchase agreements with Honda Aircraft Company LLC, under which it paid $1.5 million and $1.3 million of deposits for aircraft not yet delivered at March 31, 2024 and December 31, 2023, respectively.
During the three months ended March 31, 2023, the Company took delivery of one aircraft for a purchase price of $5.5 million.
In May 2023, the Company and Honda Aircraft Company, LLC entered into a HondaJet Fleet Purchase Agreement for the acquisition of twenty-three (23) HondaJet HA-420 Aircraft for a total aggregate purchase price of $161.1 million for delivery between the fourth fiscal quarter of 2023 and the fourth fiscal quarter of 2025.

NOTE 10 – DEPOSITS
Deposits consist of the following at December 31, 2023 and 2022, in thousand:
	December 31, 2023	December 31, 2022
Deposits on aircraft	$40,300	$12,833
Other deposits	516	123
Total deposits	$40,816	$12,956
Less current portion	(25,125)	(833)
Total deposits, non-current	$15,691	$12,123
Below is a breakdown of the deposits on aircraft as of December 31, 2023 and 2022, in thousand:
	December 31, 2023	December 31, 2022
Gulfstream aircraft deposits	$39,000	$12,000
Honda aircraft deposits	1,300	833
Total deposits on aircraft	$40,300	$12,833
Less current portion	$(25,050)	(833)
Total deposits on aircraft non-current	15,250	$12,000
Gulfstream Aerospace, LP
During the year ended December 31, 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G 280 aircraft for total consideration of $79 million with expected delivery throughout fiscal year 2025.
During the year ended December 31, 2023, the Company funded an additional amount of $27 million, of which $24 million was funded through the SAC Leasing G 280 line of credit and $3 million paid directly by the Company. During the year ended December 31, 2022, the Company funded $12 million pursuant to the terms of the executed purchase agreements, of which $4.5 million was funded through SAC leasing G 280 Line of credit.
The Company funded an aggregate amount of $39 million and $12 million towards the acquisition price of the four Gulfstream G 280 aircraft in accordance with the scheduled payment terms of the agreements as of December 31, 2023, and December 31, 2022, respectively.
HondaJet
The Company entered into aircraft purchase agreements with Honda Aircraft Company LLC, under which it paid $1.3 million and $0.8 million of deposits for aircraft not yet delivered at December 31, 2023 and December 31, 2022, respectively.
During the year ended December 31, 2023, the Company took delivery of three aircraft for a purchase price of $17.9 million.
In May 2023, the Company and Honda Aircraft Company, LLC entered into a HondaJet Fleet Purchase Agreement for the acquisition of twenty-three (23) HondaJet HA-420 Aircraft for a total aggregate purchase price of $161.1 million for delivery between the fourth fiscal quarter of 2023 and the fourth fiscal quarter of 2025.